TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivables

	12.31.18	12.31.17
Billed amounts	6,789,257	6,753,621
Unbilled amounts	2,454,810	2,481,364
Interconnection amounts	835,887	859,819
Amounts from related parties (Note 28)	148,814	201,021
Gross accounts receivable	10,228,768	10,295,825
Estimated impairment losses	(1,498,134)	(1,433,471)
Total	8,730,634	8,862,354

Current	8,304,382	8,588,466
Non-current	426,252	273,888

Schedule of accounts receivable balances related to the Soluciona IT

	12.31.18	12.31.17
Nominal amount receivable	573,094	434,743
Deferred financial income	(53,424)	(33,614)
Present value of accounts receivable	519,670	401,129
Estimated impairment losses	(196,435)	(154,666)
Net amount receivable	323,235	246,463

Current	151,396	140,257
Non-current	171,839	106,206

Schedule of aging list of gross trade accounts receivable

		Present value of accounts
	Nominal amount receivable	receivable
Falling due within one year	279,563	267,595
Falling due between one year and five years	293,531	252,075
Total	573,094	519,670

Schedule of amounts receivable, net of estimated losses for impairment of accounts receivable, by maturity

	12.31.18	12.31.17
Falling due	6,485,154	6,635,125
Overdue – 1 to 30 days	1,096,639	1,132,008
Overdue – 31 to 60 days	305,019	375,176
Overdue – 61 to 90 days	200,401	232,648
Overdue – 91 to 120 days	220,221	105,342
Overdue – over 120 days	423,200	382,055
Total	8,730,634	8,862,354

Schedule of changes in the estimated impairment losses for accounts receivable

Balance at 12/31/16	(1,399,895)
Supplement to estimated losses, net of resersal (Note 25)	(1,481,015)
Write-off due to use	1,456,158
Business combinations (Note 1.c.2)	(8,719)
Balance at 12/31/17	(1,433,471)
Initial adoption IFRS 9 on 01.01.18	(364,456)
Supplement to estimated losses, net of resersal (Note 25)	(1,533,660)
Write-off due to use	1,833,453
Balance at 12/31/18	(1,498,134)